Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of carrying amount and fair value of groups of financial instruments
	Fair value	December 31, 2017		December 31, 2016
	hierarchy level	Carrying amount	Fair value	Carrying amount	Fair value
		NIS in millions
Financial assets
Non-current deposits and loans	3	98	97	1,223	1,215
Financial liabilities
Debentures	1/2	21,297	22,534	29,366	30,546
Convertible debentures	1	-	-	*)592	611
Interest-bearing loans from banks and others	2	4,675	4,809	9,337	9,353
		25,972	27,343	39,295	40,510
Total financial liabilities, net		(25,874)	(27,246)	(38,072)	(39,295)

*)	Excluding the equity component which is presented in non-controlling interests, for a total of NIS 12 million.

Schedule of financial assets measured at level 3 on fair value
	December 31
	2017	2016
	NIS in millions
Balance at beginning of the year	384	455
Additions	11	-
Capital return	(55)	(100)
Deconsolidation	(10)	-
Impairment through profit or loss	-	(15)
Revaluation through capital reserve	39	37
Translation adjustments from foreign operations	(21)	7
Balance at end of the year	348	384

Schedule of financial derivatives
Transaction type	Denomination	Outstanding notional amount NIS in million as of		Linkage basis/Interest receivable *)	Linkage basis /Interest payable *)	Remaining average effective duration	Fair value - NIS in millions as of
		31.12.17	31.12.16				31.12.17	31.12.16
Cross currency swaps
	Euro-NIS	4,238	3,984	CPI linked, 1.10%-4.99%	Fixed, 2.15%-6.36%	6.6	383	440
		30	40	CPI linked, 4.95%-5.35%	Variable L+1.35%	0.5	14	21
		617	86	nominal, 1.30%	Fixed, 0.71%	3.1	115	13
		-	531	nominal, 2.63%-2.64%	Variable L	-	-	124
	U.S.$-NIS	418	238	CPI linked, 3.56%	Fixed, 5.38%	6.2	32	-**)
		243	243	nominal, 2.77%	Variable, L+1.74%	2.3	15	(2)
		-	150	Telbor + 0.7%	Fixed 3.53%	-	-	12
	C$-NIS	377	387	CPI linked, 3.45%-4.95%	Fixed, 5.43%-6.07%	4.4	103	94
		1,139	1,139	nominal, 1.80%-4.00%	Fixed, 2.85%-4.95%	7.3	156	68
		-	100	Telbor + 0.7%	Fixed, 3.37%	-	-	28
	BRL- NIS	92	92	CPI linked, 2.60%	CPI linked, 3.45%	2.3	21	16
	USD-C$	-	428	Variable L	Variable, 0.68%-CADBA	-	-	10
	Norwegian Krone-Euro	448	436	Fixed,2.8	Fixed, 4.00%	5.0	24	(1)
	Swedish Krona-Euro	1,453	1,415	Fixed, 3.75	Fixed, 4.45%-4.48%	3.9	35	2
Cross currency options	BRL-USD	733	-			0.4	11	-
Share based financial derivatives) ***)		766	-			-	65	-
Interest rate swaps fixed/variable
	C$	-	1,038	Variable	Fixed	-	-	(12)
		€44	464	Variable	Fixed	9.9	(4)	(19)
	Norwegian Krone	949	1,001	Variable	Fixed	3.3	1	5
Forward contracts
	Different currencies	1,790	3,595			short term	7	(23)
Call options
	Canadian government bonds	-	328			-	-	18
							978	794
CSA cash collateral, net							(535)	(277)
							443	517

*)	“L” represents Interbank base-rate related to the currency of the transaction.
**)	Represent an amount of less than NIS 1 million.
***)	Refer to note 38a.

Schedule of fair value of financial derivatives
	December 31
	2017	2016
	NIS in millions
Current assets	105	98
Non-current assets	381	516
Current liabilities *)	(21)	(47)
Non-current liabilities	(22)	(50)
	443	517

*)	In 2017, under a CSA (Credit Support Annex) agreement, the Company acquired derivative financial instruments of U.S. income-producing property shares (other than REG shares) in an amount of U.S.$ 250 million (“Financial Derivatives”). In 2017, the Company recognized a gain of U.S. $ 19 million (approximately NIS 65 million) on changes in the fair value of the Financial Derivatives. This gain includes receipts of U.S. $ 23 million (approximately NIS 78 million), less the balance of liability as of December 31, 2017 in the amount of U.S.$ 4 million (approximately NIS 13 million). For additional information, see Note 38a.

Schedule of fair value of derivatives designated for hedge accounting
	December 31
	2017	2016
	NIS in millions
Assets	29	36
Liabilities	(8)	(41)
	21	(5)

Maturity schedule of Group's financial liabilities based on contractual undiscounted payments

December 31, 2017

	Less than one year	2 to 3 years	4 to 5 years	Over 5 years	Total
	NIS in millions
Credit from banks and others (excluding current maturities)	590	-	-	-	590
Trade payables	113	-	-	-	113
Other accounts payable	893	-	-	-	893
Debentures	2,037	7,497	6,359	8,820	24,713
Interest-bearing loans from financial institutions and others	200	2,668	1,317	1,039	5,224
Hedging financial derivatives, net	(67)	(67)	(108)	(271)	(513)
Other financial liabilities	86	88	26	825	1,025
	3,852	10,186	7,594	10,413	32,045

December 31, 2016

	Less than one year	2 to 3 years	4 to 5 years	Over 5 years	Total
	NIS in millions
Credit from banks and others (excluding current maturities)	779	-	-	-	779
Trade payables	377	-	-	-	377
Other accounts payable	1,454	-	-	-	1,454
Debentures	3,640	5,717	8,584	17,936	35,877
Convertible debentures	320	171	158	-	649
Interest-bearing loans from financial institutions and others	684	4,169	2,414	2,648	9,915
Hedging financial derivatives, net	(22)	(67)	(65)	(320)	(474)
Other financial liabilities	160	117	27	783	1,087
	7,392	10,107	11,118	21,047	49,664

Schedule of linkage terms of monetary balances
	December 31, 2017
	NIS - Linked to the Israeli CPI	In or linked to U.S.$	In or linked to C$	In or linked to Euro	In NIS - non-linked	Other	Unlinked	Total
	NIS in millions
Assets
Cash and cash equivalents	-	44	11	314	20	(*565	-	954
Short-term investments and loans	-	1	-	-	8	29	-	38
Trade and other accounts receivable	5	7	47	104	8	148	72	391
Long-term investments and loans	84	-	-	17	7	(**356	108	572
Total monetary assets	89	52	58	435	43	1,098	180	1,955
Other financial assets (1)	-	-	-	-	-	-	5,395	5,395
Other assets (2)	-	466	464	25,335	2,770	11,851	727	41,613
Total assets	89	518	522	25,770	2,813	12,949	6,302	48,963
Liabilities:
Short-term credit from banks and others	-	1	-	221	67	296	-	585
Trade payables and other accounts payable	244	37	17	493	145	290	107	1,333
Liabilities attributable to assets held for sale	-	-	-	5	-	-	10	15
Debentures (3)	10,052	-	-	10,133	-	1,112	-	21,297
Interest-bearing loans from financial institutions and others (3)	628	2,301	352	974	-	420	-	4,675
Other financial liabilities	1	3	-	78	-	169	8	259
Total financial liabilities	10,925	2,342	369	11,904	212	2,287	125	28,164
Other liabilities (4)	-	-	-	-	-	-	2,682	2,682
Total liabilities	10,925	2,342	369	11,904	212	2,287	2,807	30,846
Assets, net of liabilities	(10,836)	(1,824)	153	13,866	2,601	10,662	3,495	18,117

*)	Mainly in respect of the balance of cash and cash equivalents in Brazilian Rial in the amount of NIS 463 million.
**)	Mainly in respect of a loan to an associated company in the amount of NIS 340 million (the loan granted in Swedish krona).

(1)	Mainly financial instruments at fair value.
(2)	Mainly investment property, investment property under development, assets held for sale, goodwill and fixed assets.
(3)	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above. As of the reporting date, the Company has NIS 5,182 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 1,999 million from non-linked NIS to foreign currency.
(4)	Mainly deferred taxes and derivatives.

	December 31, 2016
	NIS - Linked to the Israeli CPI	In or linked to U.S.$	In or linked to C$	In or linked to Euro	In NIS - non-linked	Other	Unlinked	Total
	NIS in millions
Assets
Cash and cash equivalents	-	134	44	335	462	545	-	1,520
Short-term investments and loans	5	-	58	-	5	28	-	96
Trade and other accounts receivable	4	23	60	107	12	221	91	518
Long-term investments and loans	80	-	936	33	195	380	-	1,624
Total monetary assets	89	157	1,098	475	674	1,174	91	3,758
Other financial assets (1)	-	-	-	-	-	-	1,210	1,210
Other assets (2)	-	20,419	24,753	21,169	2,732	11,946	900	81,919
Total assets	89	20,576	25,851	21,644	3,406	13,120	2,201	86,887
Liabilities:
Short-term credit from banks and others	-	-	45	179	114	437	-	775
Trade payables and other accounts payable	237	39	609	559	130	606	110	2,290
Liabilities attributable to assets held for sale	-	5,678	28	11	-	4	1,303	7,024
Debentures (3)	10,296	35	7,260	10,088	834	1,174	-	29,687
Convertible debentures	-	-	592	-	-	-	-	592
Interest-bearing loans from financial institutions and others	531	3,106	3,162	1,019	299	445	-	8,562
Other liabilities	2	-	54	79	-	140	8	283
Total financial liabilities	11,066	8,858	11,750	11,935	1,377	2,806	1,421	49,213
Other liabilities (4)	-	-	-	-	-	-	3,906	3,906
Total liabilities	11,066	8,858	11,750	11,935	1,377	2,806	5,327	53,119
Assets, net of liabilities	(10,977)	11,718	14,101	9,709	2,029	10,314	(3,126)	33,768

(1)	Mainly financial instruments at fair value.
(2)	Mainly investment property, investment property under development, goodwill, fixed assets and deferred taxes.
(3)	As for cross currency swap transactions for the exchange of the linkage basis on part of the debentures, see c. above.

As of the reporting date, the Company has NIS 4,758 million of cross-currency swaps from NIS linked to Israeli CPI to foreign currency and NIS 2,249 million from non-linked NIS to foreign currency.

(4)	Mainly deferred taxes, derivatives and advances from customers.

Schedule of sensitivity analysis of market risks
	Sensitivity analysis of financial balances to absolute changes in interest rates
Impact on pre-tax income (loss) for the year of a 1% increase in interest rates	U.S.$ interest	C$ interest	€ interest	NIS interest
	NIS in millions
31.12.2017	(19)	(4)	(15)	(1)
31.12.2016	(22)	(8)	(17)	(6)

	Sensitivity analysis of financial balances of absolute changes in Consumer Price Index
Effect on pre-tax equity	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017	(217)	(108)	108	217
31.12.2016	(220)	(110)	110	220

	Sensitivity analysis for financial derivative absolute changes in Consumer Price Index
Effect on pre-tax income (loss)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017	122	61	(61)	(123)
31.12.2016	114	57	(57)	(115)

	Sensitivity analysis for financial derivatives- relative changes in exchange rates
Effect on pre-tax income (loss)	+10%	+5%	-5%	-10%
	NIS in millions
31.12.2017
Change in exchange rate of €	(529)	(245)	245	489
Change in exchange rate of U.S.$	(72)	(36)	36	72
Change in exchange rate of C$	(154)	(77)	77	154
31.12.2016
Change in exchange rate of €	(494)	(245)	245	489
Change in exchange rate of U.S.$	(70)	(35)	35	69
Change in exchange rate of C$	(172)	(86)	86	172
Change in exchange rate of Brazilian Real	(8)	(4)	4	8

	Sensitivity analysis for financial derivatives- relative changes in exchange rates
Effect on pre-tax equity (accounting hedge)	+10%	+5%	-5%	-10%
	NIS in millions
31.12.2017
Change in exchange rate of U.S.$	(74)	(37)	37	74
Change in exchange rate of C$	(66)	(33)	33	66
31.12.2016
Change in exchange rate of €	(57)	(28)	28	57
Change in exchange rate of U.S.$	17	8	(8)	(17)
Change in exchange rate of C$	(85)	(43)	43	85
Change in exchange rate of Norwegian Krone	1	-	-	(1)

	Sensitivity analysis for financial derivatives- absolute changes in interest rates
Effect on pre-tax income (loss)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017
Change in interest on €	428	224	(248)	(527)
Change in interest on U.S.$	48	25	(27)	(56)
Change in interest on C$	162	84	(93)	(193)
Change in nominal interest on NIS	(203)	(105)	113	235
Change in real interest on NIS	(667)	(344)	371	775
Change in interest on Swedish Krona	102	52	(55)	(112)
31.12.2016
Change in interest on €	422	221	(248)	(540)
Change in interest on U.S.$	30	16	(17)	(35)
Change in interest on C$	199	103	(114)	(238)
Change in interest on Brazilian Real	1	1	(1)	(1)
Change in nominal interest on NIS	(238)	(124)	134	279
Change in real interest on NIS	(683)	(350)	378	793
Change in interest on Swedish Krona	129	66	(70)	(144)

	Sensitivity analysis for financial derivatives- absolute changes in interest rates
Effect on pre-tax equity (accounting hedge)	+2%	+1%	-1%	-2%
	NIS in millions
31.12.2017
Change in interest on €	(35)	(18)	19	38
Change in interest on Norwegian Krone	93	48	(50)	(103)
31.12.2016
Change in interest on €	(51)	(26)	28	58
Change in interest on C$	195	102	(112)	(235)
Change in interest on Norwegian Krone	123	63	(67)	(138)

Schedule of classified as cash flows from financing activities
	January 1, 2017	Cash Flow	Control loss in subsidiary	Foreign exchange movement	Other Changes	December 31, 2017
	NIS in millions
Short-term loans	775	(213)	(7)	30	-	585
Long-term loans	8,562	675* )	(4,136)	(442)	16	4,675
Debentures	30,279**)	(1,919)	(6,878)	(162)	(23)	21,297

Total liabilities from financing activity	39,616	(1,457)	(11,021)	(574)	(7)	26,557

*)	Excluding cash flows from discontinued operations in the amount of NIS 170 million as well as cash flow from CSA agreements in the amount of NIS 177 million.
**)	Including amount of NIS 321 million in respect of current maturities of fully redeemed debentures (series B and F). The final redemption date was on December 31, 2016, and the actual payment was on January, 2017.